Stockholders' Equity - Common Stock (Details)		3 Months Ended	9 Months Ended
	Jul. 08, 2020 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Common Stock
Common stock, shares authorized		50,000,000	50,000,000	1,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding		16,051,884	15,233,884	0
Exercise price of warrants (in dollars per share) | $ / shares			$ 25.00
Therapeutics Acquisition Corp.
Common Stock
Class A Common stock subject to possible redemption, shares outstanding		12,564,103	12,704,007
Stock split		1	1
Minimum percentage, shares held by sponsors post public offering		20.00%	20.00%
Therapeutics Acquisition Corp. | Sponsor
Common Stock
Stock split	1
Number of shares held after stock split (in shares)	3,392,500
Number of shares subject to forfeiture (in shares)	442,500		442,500
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%	20.00%
Therapeutics Acquisition Corp. | Class A common shares
Common Stock
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Shares issued, including shares subject to possible redemption (in shares)		14,041,400	14,041,400
Shares outstanding, including shares subject to possible redemption (in shares)		14,041,000	14,041,000
Common stock, shares outstanding		1,477,297	1,337,393
Common shares, issued including shares subject to possible redemption			14,041,400
Common shares, outstanding including shares subject to possible redemption			14,041,400
Class A Common stock subject to possible redemption, shares outstanding			12,704,007
Common stock, shares subject to possible redemption		12,564,103	12,704,007
Common shares, votes per share | $ / shares		$ 1	$ 1
Therapeutics Acquisition Corp. | Class B common stock
Common Stock
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares outstanding		3,392,500	3,392,500
Common shares, votes per share | $ / shares		$ 1	$ 1
Number of shares subject to forfeiture (in shares)		442,500	442,500